Share-based Compensation - Share Options - Additional Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 05, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized			4,140,945
Weighted-average grant-date fair value of options granted	$ 18.72	$ 14.26
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense	$ 10,479,128	$ 6,325,705
Unrecognized compensation expense related to unvested share options granted	$ 48,198,288
Recognized over a weighted-average period	2 years 3 months 18 days
Management and Employees | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted		2,506,250
Options granted contractual term		10 years
Vesting period		5 years
Management and Employees | Two Thousand Seventeen Equity Incentive Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of options		$ 18.92
Management and Employees | Two Thousand Seventeen Equity Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of options		$ 24.58
Management and Employees | Two Thousand Seventeen Equity Incentive Plan | Vesting anniversary year after the grant date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage		20.00%
Management, Employees and Consultants | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted	696,193
Options granted contractual term	10 years
Management, Employees and Consultants | Two Thousand Seventeen Equity Incentive Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of options	$ 27.23
Vesting period	3 years
Management, Employees and Consultants | Two Thousand Seventeen Equity Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of options	$ 34.87
Vesting period	5 years
Management, Employees and Consultants | Two Thousand Seventeen Equity Incentive Plan | Vesting anniversary year after the grant date | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage	33.33%
Management, Employees and Consultants | Two Thousand Seventeen Equity Incentive Plan | Vesting anniversary year after the grant date | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage	20.00%